John Hancock
Multi-Index Lifestyle Portfolios
Quarterly portfolio holdings 5/31/2022

Portfolios’ investments
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.5%
Equity - 57.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,613,383	$119,070,337
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,029,715	153,097,142

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $290,467,409)		$272,167,479
UNAFFILIATED INVESTMENT COMPANIES - 41.6%
Equity - 40.8%
Fidelity Mid Cap Index Fund	2,321,878	64,710,754
Fidelity Small Cap Index Fund	1,582,555	36,430,406
Financial Select Sector SPDR Fund	203,095	7,203,780
iShares Global Infrastructure ETF (C)	41,831	2,138,401
iShares MSCI Global Min Vol Factor ETF	81,264	8,068,703
Vanguard Dividend Appreciation ETF	39,180	6,023,925
Vanguard Energy ETF	54,456	6,602,245
Vanguard FTSE All World ex-US Small-Cap ETF	40,608	4,695,097
Vanguard FTSE Emerging Markets ETF	420,005	18,329,016
Vanguard Global ex-U.S. Real Estate ETF	44,024	2,106,548
Vanguard Health Care ETF (C)	29,446	7,119,454
Vanguard Information Technology ETF	9,955	3,594,751
Vanguard Materials ETF	22,940	4,316,849
Vanguard Real Estate ETF	63,904	6,330,969
Vanguard S&P 500 ETF	41,094	15,602,570
Fixed income - 0.8%
Vanguard Emerging Markets Government Bond ETF	37,254	2,440,510
Xtrackers USD High Yield Corporate Bond ETF (C)	33,394	1,218,881

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $190,645,216)		$196,932,859
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
Financials - 0.0%
Banco Espirito Santo SA (E)	13,198	0
Health care - 0.0%
NMC Health PLC (E)	360	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	736	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,529	10,291
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,273

TOTAL COMMON STOCKS (Cost $11,582)		$11,564
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$1,548,000	$629,511
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	3,767,000	1,564,571
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	2,698,000	1,173,074
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,278,000	559,323
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,850,182)		$3,926,479
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	7,589	87
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	3,795	51
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (E)	1,897	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	4,881	2,900
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	6	6
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	378	51
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	417	77
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	833	308
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	173	32

TOTAL WARRANTS (Cost $4,426)		$3,522
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.8437% (G)(H)	271,384	2,713,486
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	90,279	90,279

TOTAL SHORT-TERM INVESTMENTS (Cost $2,803,640)		$2,803,765
Total investments (Cost $488,782,455) - 100.5%		$475,845,668
Other assets and liabilities, net - (0.5%)		(2,481,076)
TOTAL NET ASSETS - 100.0%		$473,364,592
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.9%
Equity - 44.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,324,646	$201,304,654
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,028,417	260,965,469

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $493,355,735)		$462,270,123
2	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 51.4%
Equity - 36.1%
Fidelity Mid Cap Index Fund	4,101,290	$114,302,961
Fidelity Small Cap Index Fund	2,882,106	66,346,082
Financial Select Sector SPDR Fund	369,979	13,123,155
iShares Global Infrastructure ETF (C)	73,051	3,734,367
iShares MSCI Global Min Vol Factor ETF	382,685	37,996,794
Vanguard Dividend Appreciation ETF	172,378	26,503,118
Vanguard Energy ETF	91,932	11,145,836
Vanguard FTSE All World ex-US Small-Cap ETF	45,077	5,211,803
Vanguard FTSE Developed Markets ETF	115,253	5,245,164
Vanguard FTSE Emerging Markets ETF	675,586	29,482,573
Vanguard Global ex-U.S. Real Estate ETF	77,041	3,686,412
Vanguard Health Care ETF	53,267	12,878,895
Vanguard Information Technology ETF	18,809	6,791,930
Vanguard Materials ETF	39,441	7,422,007
Vanguard Real Estate ETF	111,869	11,082,862
Vanguard S&P 500 ETF	44,720	16,979,290
Fixed income - 15.3%
Invesco Senior Loan ETF (C)	1,443,654	30,417,790
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	184,194	4,724,576
Vanguard Emerging Markets Government Bond ETF	381,136	24,968,219
Vanguard Intermediate-Term Corporate Bond ETF	449,938	37,097,387
Vanguard Short-Term Bond ETF	36,168	2,804,467
Vanguard Short-Term Corporate Bond ETF	77,468	5,996,023
Vanguard Total Bond Market ETF	334,583	25,655,824
Xtrackers USD High Yield Corporate Bond ETF (C)	729,510	26,627,115

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $521,591,448)		$530,224,650
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
Financials - 0.0%
Banco Espirito Santo SA (E)	22,320	0
Health care - 0.0%
NMC Health PLC (E)	609	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	1,245	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,587	17,405
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,153

TOTAL COMMON STOCKS (Cost $19,587)		$19,558
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$4,829,097	$4,986,043
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,291,915	7,456,553
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,866,088	3,932,159
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,001,545	1,015,140
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	7,983,000	3,246,371
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	19,400,000	8,057,518
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	13,892,000	6,040,158
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	6,602,000	2,889,397
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,287,116)		$37,623,339
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	12,835	147
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	6,418	86
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (E)	3,209	17
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	8,254	4,905
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	11	9
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	640	86
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	706	130
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,408	521
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	293	54

TOTAL WARRANTS (Cost $7,484)		$5,955
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
John Hancock Collateral Trust, 0.8437% (G)(H)	5,957,187	59,564,128
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	1,054	1,054

TOTAL SHORT-TERM INVESTMENTS (Cost $59,561,245)		$59,565,182
Total investments (Cost $1,117,822,615) - 105.7%		$1,089,708,807
Other assets and liabilities, net - (5.7%)		(58,890,629)
TOTAL NET ASSETS - 100.0%		$1,030,818,178
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	3

MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.0%
Equity - 33.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,706,175	$148,266,294
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,299,004	191,478,048

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $362,198,462)		$339,744,342
UNAFFILIATED INVESTMENT COMPANIES - 59.2%
Equity - 28.3%
Fidelity Mid Cap Index Fund	2,966,439	82,674,661
Fidelity Small Cap Index Fund	2,131,132	49,058,652
Financial Select Sector SPDR Fund	296,238	10,507,562
iShares Global Infrastructure ETF	54,633	2,792,839
iShares MSCI Global Min Vol Factor ETF	463,758	46,046,532
Vanguard Dividend Appreciation ETF (C)	208,082	31,992,608
Vanguard Energy ETF	70,632	8,563,424
Vanguard FTSE Developed Markets ETF (C)	114,317	5,202,567
Vanguard FTSE Emerging Markets ETF	413,137	18,029,299
Vanguard Global ex-U.S. Real Estate ETF	57,361	2,744,724
Vanguard Health Care ETF	42,241	10,213,029
Vanguard Information Technology ETF	14,439	5,213,923
Vanguard Materials ETF	29,450	5,541,901
Vanguard Real Estate ETF	83,179	8,240,544
Vanguard S&P 500 ETF	12,186	4,626,780
Fixed income - 30.9%
Invesco Senior Loan ETF (C)	2,749,672	57,935,587
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	358,945	9,206,939
Vanguard Emerging Markets Government Bond ETF	735,681	48,194,462
Vanguard Intermediate-Term Corporate Bond ETF	956,970	78,902,177
Vanguard Short-Term Bond ETF	81,353	6,308,112
Vanguard Short-Term Corporate Bond ETF (C)	214,736	16,620,566
Vanguard Total Bond Market ETF	654,258	50,168,503
Xtrackers USD High Yield Corporate Bond ETF (C)	1,417,444	51,736,706

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $616,965,247)		$610,522,097
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
Financials - 0.0%
Banco Espirito Santo SA (E)	16,132	0
Health care - 0.0%
NMC Health PLC (E)	440	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	900	0
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,870	$12,579
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,556

TOTAL COMMON STOCKS (Cost $14,156)		$14,135
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$9,947,456	10,270,748
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	14,927,620	15,264,658
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	7,906,413	8,041,533
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,064,159	2,092,179
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	16,556,000	6,732,672
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	40,317,000	16,745,102
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	28,871,000	12,552,937
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	13,687,000	5,990,181
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,400,329)		$77,690,010
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	9,277	106
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	4,638	62
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (E)	2,319	12
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	5,966	3,545
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	8	7
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	462	62
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	510	94
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,018	377
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	212	39

TOTAL WARRANTS (Cost $5,410)		$4,304
SHORT-TERM INVESTMENTS - 11.0%
Short-term funds - 11.0%
John Hancock Collateral Trust, 0.8437% (G)(H)	11,210,289	112,088,316
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	1,013,646	1,013,646
4	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $113,102,365)	$113,101,962
Total investments (Cost $1,181,685,969) - 110.7%	$1,141,076,850
Other assets and liabilities, net - (10.7%)	(110,752,963)
TOTAL NET ASSETS - 100.0%	$1,030,323,887
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.6%
Equity - 21.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,116,512	$29,419,874
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,191,344	37,680,182

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $71,482,905)		$67,100,056
UNAFFILIATED INVESTMENT COMPANIES - 70.3%
Equity - 20.2%
Fidelity Mid Cap Index Fund	599,199	16,699,675
Fidelity Small Cap Index Fund	392,397	9,032,986
iShares Global Infrastructure ETF	10,962	560,377
iShares MSCI Global Min Vol Factor ETF	159,518	15,838,542
Vanguard Dividend Appreciation ETF	71,630	11,013,113
Vanguard Energy ETF	14,011	1,698,694
Vanguard FTSE Developed Markets ETF	36,518	1,661,934
Vanguard FTSE Emerging Markets ETF	36,054	1,573,397
Vanguard Global ex-U.S. Real Estate ETF	11,591	554,629
Vanguard Materials ETF	6,006	1,130,209
Vanguard Real Estate ETF	16,828	1,667,150
Vanguard S&P 500 ETF	2,999	1,138,660
Fixed income - 50.1%
Invesco Senior Loan ETF (C)	1,114,465	23,481,778
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	145,187	3,724,047
Vanguard Emerging Markets Government Bond ETF	298,427	19,549,953
Vanguard Intermediate-Term Corporate Bond ETF	557,940	46,002,154
Vanguard Short-Term Bond ETF	24,388	1,891,046
Vanguard Short-Term Corporate Bond ETF	114,143	8,834,668
Vanguard Total Bond Market ETF	404,960	31,052,333
Xtrackers USD High Yield Corporate Bond ETF (C)	567,908	20,728,642

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $226,516,890)		$217,833,987
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
Financials - 0.0%
Banco Espirito Santo SA (E)	3,096	0
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (E)	84	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	173	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	359	2,414
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	299

TOTAL COMMON STOCKS (Cost $2,716)		$2,713
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
U.S. Government - 7.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$4,472,059	4,617,400
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,675,540	6,826,261
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,532,956	3,593,334
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	927,243	939,830
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	3,247,000	1,320,427
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	7,935,000	3,295,691
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	5,682,000	2,470,499
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	2,685,000	1,175,103
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,001,802)		$24,238,545
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	1,780	20
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	890	12
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (E)	445	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	1,145	680
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	2	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	89	12
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	98	18
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	195	72
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	41	7

TOTAL WARRANTS (Cost $1,039)		$824
SHORT-TERM INVESTMENTS - 11.7%
Short-term funds - 11.7%
John Hancock Collateral Trust, 0.8437% (G)(H)	3,606,288	36,058,189
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	5

MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	397,023	$397,023

TOTAL SHORT-TERM INVESTMENTS (Cost $36,453,695)		$36,455,212
Total investments (Cost $361,459,047) - 111.4%		$345,631,337
Other assets and liabilities, net - (11.4%)		(35,482,236)
TOTAL NET ASSETS - 100.0%		$310,149,101
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 9.3%
Equity - 9.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,109,265	$10,471,463
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,524,286	13,703,333

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,649,323)		$24,174,796
UNAFFILIATED INVESTMENT COMPANIES - 82.0%
Equity - 12.7%
Fidelity Mid Cap Index Fund	253,853	7,074,891
Fidelity Small Cap Index Fund	207,955	4,787,123
iShares MSCI Global Min Vol Factor ETF	69,841	6,934,513
Vanguard Dividend Appreciation ETF	31,785	4,886,944
Vanguard FTSE Developed Markets ETF	65,445	2,978,402
Vanguard FTSE Emerging Markets ETF	34,942	1,524,869
Vanguard S&P 500 ETF	12,823	4,868,637
Fixed income - 69.3%
Invesco Senior Loan ETF (C)	1,216,741	25,636,733
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	157,973	4,052,007
Vanguard Emerging Markets Government Bond ETF	323,809	21,212,728
Vanguard Intermediate-Term Corporate Bond ETF	669,711	55,217,671
Vanguard Short-Term Bond ETF	38,490	2,984,515
Vanguard Short-Term Corporate Bond ETF (C)	123,827	9,584,210
Vanguard Total Bond Market ETF	519,319	39,821,381
Xtrackers USD High Yield Corporate Bond ETF (C)	610,001	22,265,037

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $228,700,585)		$213,829,661
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
Financials - 0.0%
Banco Espirito Santo SA (E)	1,099	0
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (E)	30	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	61	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	127	857
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$963
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$6,344,393	6,550,585
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	9,371,346	9,582,933
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,970,685	5,055,633
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,306,894	1,324,634
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,701,483)		$22,513,785
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	632	7
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	316	4
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (E)	158	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	406	241
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	31	4
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	35	6
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	69	26
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	14	3

TOTAL WARRANTS (Cost $368)		$292
SHORT-TERM INVESTMENTS - 23.1%
Short-term funds - 23.1%
John Hancock Collateral Trust, 0.8437% (G)(H)	5,956,457	59,556,830
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (G)	729,414	729,414
6	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $60,287,570)	$60,286,244
Total investments (Cost $338,340,294) - 123.1%	$320,805,741
Other assets and liabilities, net - (23.1%)	(60,120,647)
TOTAL NET ASSETS - 100.0%	$260,685,094
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$272,167,479	$272,167,479	—	—
Unaffiliated investment companies	196,932,859	196,932,859	—	—
Common stocks	11,564	—	—	$11,564
U.S. Government and Agency obligations	3,926,479	—	$3,926,479	—
Warrants	3,522	3,522	—	—
Short-term investments	2,803,765	2,803,765	—	—
Total investments in securities	$475,845,668	$471,907,625	$3,926,479	$11,564

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$462,270,123	$462,270,123	—	—
Unaffiliated investment companies	530,224,650	530,224,650	—	—
Common stocks	19,558	—	—	$19,558
U.S. Government and Agency obligations	37,623,339	—	$37,623,339	—
Warrants	5,955	5,955	—	—
Short-term investments	59,565,182	59,565,182	—	—
Total investments in securities	$1,089,708,807	$1,052,065,910	$37,623,339	$19,558

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
8	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Balanced Portfolio (continued)
Assets
Affiliated investment companies	$339,744,342	$339,744,342	—	—
Unaffiliated investment companies	610,522,097	610,522,097	—	—
Common stocks	14,135	—	—	$14,135
U.S. Government and Agency obligations	77,690,010	—	$77,690,010	—
Warrants	4,304	4,304	—	—
Short-term investments	113,101,962	113,101,962	—	—
Total investments in securities	$1,141,076,850	$1,063,372,705	$77,690,010	$14,135

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$67,100,056	$67,100,056	—	—
Unaffiliated investment companies	217,833,987	217,833,987	—	—
Common stocks	2,713	—	—	$2,713
U.S. Government and Agency obligations	24,238,545	—	$24,238,545	—
Warrants	824	824	—	—
Short-term investments	36,455,212	36,455,212	—	—
Total investments in securities	$345,631,337	$321,390,079	$24,238,545	$2,713

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$24,174,796	$24,174,796	—	—
Unaffiliated investment companies	213,829,661	213,829,661	—	—
Common stocks	963	—	—	$963
U.S. Government and Agency obligations	22,513,785	—	$22,513,785	—
Warrants	292	292	—	—
Short-term investments	60,286,244	60,286,244	—	—
Total investments in securities	$320,805,741	$298,290,993	$22,513,785	$963
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Aggressive Portfolio
International Strategic Equity Allocation	12,613,383	—	$126,354,806	$(1,902,441)	$(86,658)	$(5,295,370)	—	—	$119,070,337
John Hancock Collateral Trust	271,384	$2,647,466	118,189,136	(118,088,788)	(33,784)	(544)	$27,064	$988	2,713,486
Strategic Equity Allocation	—	331,984,929	69,209,171	(336,499,986)	(177,133)	(64,516,981)	5,337,567	46,383,828	—
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	17,029,715	—	$167,036,062	$(897,200)	$(37,160)	$(13,004,560)	—	—	$153,097,142
					$(334,735)	$(82,817,455)	$5,364,631	$46,384,816	$274,880,965
Multi-Index Lifestyle Growth Portfolio
International Strategic Equity Allocation	21,324,646	—	$212,429,897	$(1,977,355)	$(90,070)	$(9,057,818)	—	—	$201,304,654
John Hancock Collateral Trust	5,957,187	$47,516,032	467,234,190	(455,086,651)	(97,649)	(1,794)	$387,819	$7,837	59,564,128
Strategic Equity Allocation	—	579,669,220	106,384,773	(574,021,781)	4,791,280	(116,823,492)	9,249,942	80,660,948	—
U.S. Sector Rotation	29,028,417	—	283,851,531	(844,198)	(14,070)	(22,027,794)	—	—	260,965,469
					$4,589,491	$(147,910,898)	$9,637,761	$80,668,785	$521,834,251
Multi-Index Lifestyle Balanced Portfolio
International Strategic Equity Allocation	15,706,175	—	$154,885,393	—	—	$(6,619,099)	—	—	$148,266,294
John Hancock Collateral Trust	11,210,289	$58,387,136	552,713,931	$(498,895,008)	$(114,010)	(3,733)	$740,277	$14,616	112,088,316
Strategic Equity Allocation	—	420,763,355	77,633,082	(417,430,114)	14,310,627	(95,276,950)	6,701,468	58,457,482	—
U.S. Sector Rotation	21,299,004	—	208,156,673	(837,151)	(6,453)	(15,835,021)	—	—	191,478,048
					$14,190,164	$(117,734,803)	$7,441,745	$58,472,098	$451,832,658
Multi-Index Lifestyle Moderate Portfolio
International Strategic Equity Allocation	3,116,512	—	$30,876,678	$(169,218)	$(11,538)	$(1,276,048)	—	—	$29,419,874
John Hancock Collateral Trust	3,606,288	$14,163,498	282,754,040	(260,801,820)	(56,366)	(1,163)	$300,115	$8,153	36,058,189
Strategic Equity Allocation	—	78,117,788	21,315,347	(84,121,828)	3,814,239	(19,125,546)	1,272,689	11,085,575	—
U.S. Sector Rotation	4,191,344	—	40,865,682	(78,296)	(403)	(3,106,801)	—	—	37,680,182
					$3,745,932	$(23,509,558)	$1,572,804	$11,093,728	$103,158,245
Multi-Index Lifestyle Conservative Portfolio
International Strategic Equity Allocation	1,109,265	—	$11,094,799	$(186,123)	$(15,788)	$(421,425)	—	—	$10,471,463
John Hancock Collateral Trust	5,956,457	$15,836,169	260,596,619	(216,839,971)	(32,234)	(3,753)	$297,583	$4,532	59,556,830
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	—	$25,171,742	$10,032,148	$(30,236,351)	$1,484,560	$(6,452,099)	$422,066	$3,639,990	—
U.S. Sector Rotation	1,524,286	—	15,010,984	(248,802)	(5,747)	(1,053,102)	—	—	$13,703,333
					$1,430,791	$(7,930,379)	$719,649	$3,644,522	$83,731,626
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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